Cover	Aug. 06, 2025
Cover [Abstract]
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Aug. 06, 2025
Entity File Number	001-15543
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	11 Deer Park Drive
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Monmouth Junction
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	495-2200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PTN1
Security Exchange Name	NYSE